Other Accounts Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER ACCOUNTS LIABILITIES	NOTE 5 –OTHER ACCOUNTS LIABILITIES
	December 31,
	2020	2019
Accrued expenses	213	208
Other	-	1
	213	209